Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
12.	Stock-based Compensation
WM Holding Company, LLC Equity Incentive Plan
The Company has accounted for the issuance of Class A-3 and Class B Units issued under WM Holding Company, LLC’s Equity Incentive Plan in accordance with ASC 718 - Stock Based Compensation. The Company considers the limitation on the exercisability of the Class A-3 and Class B Units to be a performance condition and records compensation cost when it becomes probable that the performance condition will be met.
In connection with the Business Combination, each of the Class A-3 Units outstanding prior to the Business Combination were cancelled, and the holder thereof received a number of Class A units representing limited liability company interests of WMH LLC (the “Class A Units”) and an equivalent number of shares of Class V Common
Stock, par value $0.0001 per share (together with the Class A Units, the “Paired Interests”), and each of the Class B Units outstanding prior to the Business Combination were cancelled and holders thereof received a number of Class P units representing limited liability company interests of WMH LLC (the “Class P Units” and together with the Class A Units, the “Units”), each in accordance with the Merger Agreement.
Concurrently with the closing of the Business Combination, the Unit holders entered into an exchange agreement (the “Exchange Agreement”). The terms of the Exchange Agreement, among other things, provide the Unit holders (or certain permitted transferees thereof) with the right from time to time at and after 180 days following the Business Combination to exchange their vested Paired Interests for shares of Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications, or Class P Units for shares of Class A Common Stock with a value equal to the value of such Class P Units less their participation threshold, or in each case, at the Company’s election, the cash equivalent of such shares of Class A Common Stock.
A summary of the Class P Unit activity for the periods presented is as follows:
Number of Units
Outstanding Class A-3 and Class B Units, December 31, 2018	245,371
Granted	25,990
Cancellations	(7,284)
Outstanding Class A-3 and Class B Units, December 31, 2019	264,077
Granted	14,250
Repurchase	(1,900)
Cancellations	(1,611)
Outstanding Class A-3 and Class B Units, December 31, 2020	274,816
Repurchases	(8,279)
Cancellations	(4,288)
Outstanding Class A-3 and Class B Units, June 15, 2021 (Pre-Business Combination)	262,249
Class A-3 Units outstanding exchanged for Class A Units in connection with the Business Combination	(53,333)
Recapitalization in connection with the Business Combination	25,687,126
Outstanding Class P Units, June 16, 2021	25,896,042
Cancellations	(235,513)
Outstanding Class P Units, December 31, 2021	25,660,529
Vested, December 31, 2021	23,685,659
As of December 31, 2021, unrecognized stock-based compensation expense for non-vested Class P Units was $4.2 million, which is expected to be recognized over a weighted-average period of 2.1 years. For the year ended December 31, 2021, the Company recorded stock-based compensation expense for the Class P Units of $20.9 million. Due to the Business Combination completed in the second quarter of 2021, certain limitations on exercisability related to the Company’s Class P equity awards issued to employees and consultants were removed and as a result the Company recognized the life-to-date expense on units vested through the Business Combination date on those equity awards. The stock-based compensation expense recognized during the year ended December 31, 2021 includes a one-time incremental expense of $4.1 million related to an award modification as a result of an advisory agreement entered into with a former executive.
WM Technology, Inc. Equity Incentive Plan
In connection with the Business Combination, the Company adopted the WM Technology, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan permits the granting of incentive stock options to employees and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants. As of December 31, 2021, 19,209,986 shares of Class A Common Stock are authorized for issuance pursuant to awards under the 2021 Plan. The number of shares of Class A Common stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to five percent (5%) of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding year; provided, however that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. As of December 31, 2021, 10,373,779 shares of Class A Common Stock are available for future issuance.
A summary of the restricted stock unit (“RSU”) activity for the year ended December 31, 2021 is as follows:
	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2020	—	$ —
Granted	6,581,369	$ 10.96
Vested	(568,826)	$ 10.59
Forfeited	(182,662)	$ 13.70
Non-vested at December 31, 2021	5,829,881	$ 10.91
As of December 31, 2021, unrecognized stock-based compensation expense for non-vested RSUs was $60.5 million, which is expected to be recognized over a weighted-average period of 3.3 years. For the year ended December 31, 2021, the Company recorded stock-based compensation expense for the RSUs of $8.0 million.
The Company grants performance-based restricted stock units (“PSUs”) with performance and service-based vesting conditions. The level of achievement of such goals may cause the actual number of units that ultimately vest to range from 0% to 200% of the original units granted. The Company recognizes expense ratably over the vesting period for the PSUs when it is probable that the performance criteria specified will be achieved. The fair value is equal to the market price of the Company’s common stock on the date of grant.
A summary of the PSU activity for the year ended December 31, 2021 is as follows:
	Number of PSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2020	—	$ —
Granted	2,437,500	$ 6.40
Vested	—	$ —
Forfeited	—	$ —
Non-vested at December 31, 2021	2,437,500	$ 6.40
As of December 31, 2021, unrecognized stock-based compensation expense for non-vested PSUs was $15.2 million, which is expected to be recognized over a weighted-average period of 2.0 years. For the year ended December 31, 2021, the Company recorded stock-based compensation expense for the PSUs of $0.4 million.
The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PSUs in the following expense categories on the accompanying consolidated statements of operations (in thousands):
Year Ended December 31, 2021
Sales and marketing	$ 6,021
Product development	5,103
General and administrative	18,200
Total stock-based compensation expense	29,324
Amount capitalized to software development	1,099
Total stock-based compensation cost	$ 30,423